Cover	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2024
Entity File Number	001-39480
Entity Registrant Name	PMGC HOLDINGS INC.
Entity Central Index Key	0001840563
Entity Tax Identification Number	33-2382547
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o 120 Newport Center Drive
Entity Address, Address Line Two	Ste. 250
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	866
Local Phone Number	794-4940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ELAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Elevai Labs Inc.